Schedule of Investments
September 30, 2023
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–100.07%(a)
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23
Alternative Funds–5.11%
Invesco Global Real Estate Income Fund, Class R6	2.51%	$37,067,177	$6,620,792	$—	$(1,161,021)	$—	$957,295	5,640,179	$42,526,948
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.60%	44,432,842	6,879,412	(7,502,350)	1,260,395	(958,800)	—	5,827,147	44,111,499
Total Alternative Funds		81,500,019	13,500,204	(7,502,350)	99,374	(958,800)	957,295		86,638,447
Domestic Equity Funds–33.70%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	4.15%	78,342,256	5,165,275	(14,972,652)	4,055,202	(2,091,727)	—	2,726,154	70,498,354
Invesco Main Street Small Cap Fund, Class R6	3.63%	64,862,518	2,319,149	(8,745,201)	1,177,845	1,959,888	—	3,303,337	61,574,199
Invesco NASDAQ 100 ETF	3.28%	—	56,941,586	(10,172,104)	7,485,990	1,426,444	178,989	377,735	55,681,916
Invesco Russell 1000® Dynamic Multifactor ETF	8.67%	144,951,442	14,425,103	(23,512,764)	11,166,619	192,369	1,909,720	3,211,666	147,222,769
Invesco S&P 500® Low Volatility ETF	6.37%	120,076,343	4,823,910	(7,078,611)	(8,769,208)	(924,867)	2,081,877	1,839,217	108,127,567
Invesco S&P 500® Pure Growth ETF(c)	3.34%	78,535,648	10,506,447	(31,307,638)	(320,285)	(785,326)	809,190	1,878,237	56,628,846
Invesco S&P 500® Pure Value ETF(c)	2.22%	44,096,208	6,000,114	(10,922,725)	(1,476,777)	(84,196)	800,821	511,180	37,612,624
Invesco S&P SmallCap Low Volatility ETF	—	18,093,313	865,283	(18,222,405)	(4,151,945)	3,415,754	138,480	—	—
Invesco Value Opportunities Fund, Class R6(b)	2.04%	33,327,823	7,009,136	(8,006,187)	2,821,975	(560,507)	—	2,076,365	34,592,240
Total Domestic Equity Funds		582,285,551	108,056,003	(132,940,287)	11,989,416	2,547,832	5,919,077		571,938,515
Fixed Income Funds–38.23%
Invesco 1-30 Laddered Treasury ETF	6.02%	116,952,935	11,817,493	(19,565,064)	(3,239,114)	(3,789,506)	2,188,448	3,811,143	102,176,744
Invesco Core Plus Bond Fund, Class R6	7.24%	139,223,830	5,795,874	(16,637,912)	(1,024,693)	(4,471,708)	4,590,587	14,092,361	122,885,391
Invesco Floating Rate ESG Fund, Class R6	3.30%	—	55,689,736	—	240,757	—	653,595	8,188,945	55,930,493
Invesco Fundamental High Yield® Corporate Bond ETF	—	52,619,655	754,968	(53,381,756)	7,038,494	(7,031,361)	520,526	—	—
Invesco High Yield Fund, Class R6	5.34%	—	94,330,534	(3,484,036)	(264,253)	3,069	3,117,385	26,721,332	90,585,314
Invesco Income Fund, Class R6	1.01%	29,465,072	2,368,327	(14,297,166)	(508,080)	126,024	925,416	2,579,575	17,154,177
Invesco International Bond Fund, Class R6	4.10%	40,946,508	33,877,101	(3,781,908)	(1,178,877)	(329,569)	2,246,013	16,674,641	69,533,255
Invesco Master Loan Fund, Class R6	0.52%	61,671,579	3,635,020	(54,974,600)	(2,952,364)	1,467,714	3,611,455	596,577	8,847,349
Invesco Taxable Municipal Bond ETF(c)	5.54%	110,374,393	3,062,671	(18,251,046)	3,604,048	(4,722,621)	2,836,353	3,719,551	94,067,445
Invesco Variable Rate Investment Grade ETF	5.16%	82,316,818	9,450,996	(5,054,658)	792,913	(9,218)	3,787,117	3,507,647	87,496,851
Total Fixed Income Funds		633,570,790	220,782,720	(189,428,146)	2,508,831	(18,757,176)	24,476,895		648,677,019
Foreign Equity Funds–22.62%
Invesco EQV Emerging Markets All Cap Fund, Class R6	2.56%	60,131,424	149,626	(19,614,526)	9,296,023	(6,567,367)	—	1,350,192	43,395,180
Invesco Developing Markets Fund, Class R6	2.24%	54,069,319	116,407	(19,261,184)	11,649,680	(8,600,026)	—	1,043,534	37,974,196
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	2.07%	—	35,026,840	(453,358)	639,305	13,778	791,736	809,248	35,226,565
Invesco Global Fund, Class R6	6.41%	121,791,336	—	(33,199,613)	22,125,344	(1,962,176)	—	1,222,789	108,754,891
Invesco Global Infrastructure Fund, Class R6	0.92%	16,646,992	1,186,947	(118,920)	(2,076,859)	(5,359)	321,292	1,523,665	15,632,801
Invesco International Select Equity Fund, Class R6	—	25,619,103	611,669	(27,408,886)	3,845,242	(2,667,128)	—	—	—
Invesco International Small-Mid Company Fund, Class R6	1.70%	47,006,750	—	(18,770,184)	3,512,315	(2,844,397)	—	749,209	28,904,484
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.07%(a)
	% of Net Assets 09/30/23	Value 12/31/22	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/23	Value 09/30/23
Invesco Oppenheimer International Growth Fund, Class R6	1.77%	$—	$31,054,445	$(747,726)	$(241,173)	$20,851	$—	861,334	$30,086,397
Invesco RAFI™ Strategic Developed ex-US ETF	—	64,145,682	407,318	(66,528,430)	617,952	1,357,478	—	—	—
Invesco S&P Emerging Markets Low Volatility ETF	3.46%	30,174,601	31,184,834	(1,772,387)	(946,347)	8,879	1,495,043	2,606,648	58,649,580
Invesco S&P International Developed Low Volatility ETF	1.49%	16,531,856	9,608,187	(163,489)	(663,895)	(8,952)	693,870	969,591	25,303,707
Total Foreign Equity Funds		436,117,063	109,346,273	(188,038,703)	47,757,587	(21,254,419)	3,301,941		383,927,801
Money Market Funds–0.41%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)	0.15%	881,353	86,939,863	(85,212,938)	—	—	92,147	2,608,278	2,608,278
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)	0.08%	629,856	62,099,903	(61,439,949)	(81)	(6)	43,764	1,289,466	1,289,723
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)	0.18%	1,007,261	99,359,843	(97,386,215)	—	—	97,432	2,980,889	2,980,889
Total Money Market Funds		2,518,470	248,399,609	(244,039,102)	(81)	(6)	233,343		6,878,890
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,700,318,271)	100.07%	1,735,991,893	700,084,809	(761,948,588)	62,355,127	(38,422,569)	34,888,551		1,698,060,672

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.19%
Invesco Private Government Fund, 5.30%(d)(e)	0.05%	12,955,466	75,704,288	(87,769,065)	—	—	317,045(f)	890,689	890,689
Invesco Private Prime Fund, 5.51%(d)(e)	0.14%	33,314,057	175,972,920	(206,987,134)	(6,870)	(2,627)	856,847(f)	2,290,346	2,290,346
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,181,240)	0.19%	46,269,523	251,677,208	(294,756,199)	(6,870)	(2,627)	1,173,892		3,181,035
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,703,499,511)	100.26%	$1,782,261,416	$951,762,017	$(1,056,704,787)	$62,348,257	$(38,425,196)	$36,062,443		$1,701,241,707
OTHER ASSETS LESS LIABILITIES	(0.26)%								(4,335,240)
NET ASSETS	100.00%								$1,696,906,467
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,691,181,782	$—	$—	$1,691,181,782
Money Market Funds	6,878,890	3,181,035	—	10,059,925
Total Investments	$1,698,060,672	$3,181,035	$—	$1,701,241,707
Invesco Select Risk: Moderate Investor Fund